Income Taxes (Components of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Components Of Income Loss Before Income Taxes [Line Items]
Loss from continuing operations, before income taxes	$ (2,253)	$ (6,455)	$ (1,214)
Loss before income taxes from discontinued operations	(348)	(411)	(449)
Loss before income taxes	(2,601)	(6,866)	(1,663)
Hong Kong [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss from continuing operations, before income taxes	(2)	(2)	(2)
Macao [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss from continuing operations, before income taxes	292	536	1,251
PRC [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss from continuing operations, before income taxes	(2,543)	(6,989)	(2,463)
Loss before income taxes from discontinued operations	$ (348)	$ (411)	$ (449)